Financial Instruments - Summary of Age of Trade and Other Receivables Term Deposits and Security Deposits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	$ 27,331	$ 56,065
Trade and other receivables, term deposits, security deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	184,680	96,988
Trade and other receivables and term deposits, Impairment	2,481	2,893
Not past due [Member] | Trade and other receivables, term deposits, security deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	166,805	58,418
Past due 0-30 days [Member] | Trade and other receivables, term deposits, security deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	7,600	14,834
Past due 30-120 days [Member] | Trade and other receivables, term deposits, security deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	4,704	13,531
More than 120 days [Member] | Trade and other receivables, term deposits, security deposits [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables and term deposits, Gross	5,571	10,205
Trade and other receivables and term deposits, Impairment	$ 2,481	$ 2,893